Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Fair Value Measurement

40.	Fair value measurement
The reported amount of derivative instruments, whether assets or liabilities, reflects their fair value at the reporting date.
The carrying amount of cash and cash equivalents, financial assets and trade receivables, as adjusted for impairment where necessary as required by IFRS 9, approximates their estimated realizable value and their fair value. Lease liabilities are reported at present value, while all of the other financial liabilities recorded at amortized cost approximate fair value.
A sensitivity analysis was performed at December 31, 2021 on the fair value of the Group’s insurance contracts (recorded within other current financial assets), with the support of an external actuarial expert, using the discounted cash flow method. The main assumptions used to perform the sensitivities are: i) the vector of prospective returns is calculated from the last certified management rate (known at the valuation date) assuming a trend to the market forward rate, consistent with the current Italian government curve; ii) the target duration has been assumed to be 5 years; iii) the prospective investment returns are netted against the management fees; iv) the cash flow projection was made in line with the underlying contractual conditions; v) a probability of surrender has been assumed, depending on the type of insurance contract considered, ranging from 5.22% to 6.41%. Based on the analysis performed, no significant differences from fair value were noted.
For units in investment funds sensitivity has not been calculated as the valuation is made on the basis of the latest available NAV.

Categories of financial assets and liabilities according to IFRS 7
The following tables provide a breakdown for financial assets by category:

(Euro thousands)	At December 31, 2021
	Financial assets					Fair value Level
	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	1,786	—	1,786	26	—	1,786	—
Cash and cash equivalents	—	—	459,791	459,791	29	—	459,791	—
Trade receivables	—	—	160,360	160,360	25	—	160,360	—
Other non-current financial assets	2,257	—	33,115	35,372	23	—	33,115	2,257
Other current financial assets (*)	308,532	25,712	6,136	340,380	27	53,164	88,183	199,033

Financial assets	310,789	27,498	659,402	997,689		53,164	743,235	201,290

(*)	The following table provides an additional breakdown for other current financial assets at December 31, 2021:

(Euro thousands)	At December 31, 2021
	Financial assets				Fair value Level
	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	113,919	—	—	113,919	—	—	113,919
Fixed income	68,947	5,025	—	73,972	29,764	26,700	17,508
Hedge funds	41,483	—	—	41,483	—	11,243	30,240
Real estate funds	32,898	—	—	32,898	—	19,100	13,798
Equity	25,408	—	—	25,408	2,713	22,695	—
Money market funds and floating income	2,007	20,687	—	22,694	20,687	2,007	—
Private equity	15,925	—	—	15,925	—	—	15,925
Private debt	7,945	—	—	7,945	—	302	7,643
Guarantee deposits and others	—	—	6,136	6,136	—	6,136	—

Total other current financial assets	308,532	25,712	6,136	340,380	53,164	88,183	199,033
The following table presents the changes in level 3 items for the period ended December 31, 2021:

(Euro thousands)	Fair value Level 3
At December 31, 2020	177,154

Investments	19,516
Disposals	(5,169)
Fair value adjustments	6,060
Realized gains	69
Exchange rate gains	1,403
At December 31, 2021	199,033

The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non active markets) and the fair value of Level 3 items is estimated on the basis of the last available net asset value (NAV).

(Euro thousands)	At December 31, 2020
	Financial assets					Fair value Level
	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	11,848	—	11,848	26	—	11,848	—
Cash and cash equivalents	—	—	317,291	317,291	29	—	317,291	—
Trade receivables	—	—	138,829	138,829	25	—	138,829	—
Other non-current financial assets	20,686	—	28,577	49,263	23	—	—	20,686
Other current financial assets (*)	322,326	27,837	—	350,163	27	32,217	140,792	177,154

Financial assets	343,012	39,685	484,697	867,394		32,217	608,760	197,840

(*)	The following table provides an additional breakdown for other current financial assets at December 31, 2020:

(Euro thousands)	At December 31, 2020
	Financial assets				Fair value Level
	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	107,188	—	—	107,188	—	—	107,188
Fixed income	88,011	5,174	—	93,185	7,201	68,570	17,414
Money market funds and floating income	19,223	22,663	—	41,886	22,662	19,224	—
Hedge funds	36,511	—	—	36,511	—	8,549	27,962
Real estate funds	29,073	—	—	29,073	—	17,607	11,466
Equity	24,843	—	—	24,843	2,354	22,489	—
Private equity	10,583	—	—	10,583	—	—	10,583
Private debt	6,894	—	—	6,894	—	4,353	2,541

Total other current financial assets	322,326	27,837	—	350,163	32,217	140,792	177,154
The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non active markets) and the fair value of Level 3 items is estimated on the basis of the last available net asset value (NAV).
The following tables provide a breakdown for financial liabilities by category:

(Euro thousands)	At December 31, 2021
	Financial liabilities					Fair value Level
	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	14,138	—	14,138	26	—	14,138	—
Non-current borrowings	—	—	471,646	471,646	33	—	471,646	—
Current borrowings	—	—	157,292	157,292	33	—	157,292	—
Other non-current financial liabilities	159,411	—	7,976	167,387	34	—	159,411	7,976
Other current financial liabilities	33,984	—	—	33,984	35	23,810	10,174	—
Trade payables and customer advances	—	—	223,037	223,037	38	—	223,037	—
Lease liabilities – Current / Non-current	—	—	438,052	438,052	35	—	—	438,052

Financial liabilities	193,395	14,138	1,298,003	1,505,536		23,810	1,035,698	446,028

(Euro thousands)	At December 31, 2020
	Financial liabilities					Fair value Level
	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	13,192	—	13,192	26	—	13,192	—
Non-current borrowings	—	—	558,722	558,722	33	—	558,722	—
Current borrowings	—	—	106,029	106,029	33	—	106,029	—
Other non-current financial liabilities	212,903	—	8,065	220,968	34	—	—	220,968
Trade payables and customer advances	—	—	188,342	188,342	38	—	188,342	—
Lease liabilities – Current / Non-current	—	—	407,687	407,687	35	—	—	407,687

Financial liabilities	212,903	13,192	1,268,845	1,494,940		—	866,285	628,655